May 1, 1997

                           DREYFUS CASH MANAGEMENT
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                           [Institutional Shares]

                      Supplement to Combined Prospectus
                             Dated April 1, 1997

     The following information replaces the third sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Lending Portfolio Securities:"

     Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

     The following information replaces the caption and the first sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Forward Commitments:"

Forward Commitments (Dreyfus Cash Management Plus, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management) - Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.
                                                                  May 1, 1997

                           DREYFUS CASH MANAGEMENT
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                           [Administrative Shares]

                      Supplement to Combined Prospectus
                             Dated April 1, 1997

     The following information replaces the third sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Lending Portfolio Securities:"

     Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

     The following information replaces the caption and the first sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Forward Commitments:"

Forward Commitments (Dreyfus Cash Management Plus, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management) - Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.
                                                                  May 1, 1997

                           DREYFUS CASH MANAGEMENT
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                              [Investor Shares]

                      Supplement to Combined Prospectus
                             Dated April 1, 1997

     The following information replaces the third sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Lending Portfolio Securities:"

     Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

     The following information replaces the caption and the first sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Forward Commitments:"

Forward Commitments (Dreyfus Cash Management Plus, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management) - Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.
                                                                  May 1, 1997

                           DREYFUS CASH MANAGEMENT
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT
                            [Participant Shares]

                      Supplement to Combined Prospectus
                             Dated April 1, 1997

     The following information replaces the third sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Lending Portfolio Securities:"

     Loans of portfolio securities may not exceed 33 1/3%, as to Dreyfus Cash Management Plus, or 20%, as to Dreyfus Government Cash Management, of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or, as to Dreyfus Cash Management Plus, cash equivalents, U.S. Government securities, or other high quality liquid debt securities, or as to Dreyfus Government Cash Management, U.S. Treasury securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

     The following information replaces the caption and the first sentence of the section of the Prospectus entitled "Appendix - Investment Techniques - Forward Commitments:"

Forward Commitments (Dreyfus Cash Management Plus, Dreyfus Municipal Cash Management Plus, Dreyfus Tax Exempt Cash Management, and Dreyfus New York Municipal Cash Management) - Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase.





                                                                  May 1, 1997

                           DREYFUS CASH MANAGEMENT
                     DREYFUS CASH MANAGEMENT PLUS, INC.
                     DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY CASH MANAGEMENT
                   DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS TAX EXEMPT CASH MANAGEMENT
                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                 DREYFUS NEW YORK MUNICIPAL CASH MANAGEMENT

         Supplement to Combined Statement of Additional Information
                             Dated April 1, 1997

     The following information replaces the caption and first sentence of the section of the Statement of Additional Information entitled "Investment Objective and Management Policies - Management Policies - Forward
Commitments:"

     Forward Commitments.  (Dreyfus Cash Management Plus and each Tax Exempt
Fund). Each of these Funds may purchase its portfolio securities on a forward commitment or when-issued basis. Securities purchased in this manner are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates.

     The following information supplements and should be read in conjunction with the information contained in the section of the Statement of Additional Information entitled "Yield Information:"

     From time to time, advertising materials for a Fund also may discuss the availability and benefits of using the Funds as commercial sweep account vehicles, and may discuss statistics, data, and industry trends in this regard.